Financial liabilities - Kreos 1 (Details) € / shares in Units, € in Thousands								1 Months Ended	12 Months Ended
	Aug. 24, 2023 EUR (€) € / shares	Aug. 21, 2023 EUR (€)	Aug. 20, 2023 EUR (€) € / shares	May 24, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares	Jul. 24, 2018 EUR (€) installment tranche € / shares shares	Oct. 31, 2020 EUR (€) shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Jun. 21, 2024 € / shares	Mar. 28, 2024 € / shares	Nov. 02, 2023 € / shares	Aug. 22, 2023 shares	Apr. 01, 2022 € / shares	Oct. 13, 2020 installment
Disclosure of detailed information about borrowings [line items]
Net proceeds from the issuance of convertible bond loans									€ 0	€ 55,841	€ 0
Exercises of share warrants (in shares) | shares								464,309	4,000		19,134
Borrowings, number of monthly installments | installment							54										36
Other share warrants, subscripion price per share (in euro per share) | € / shares					€ 0.14						€ 0.14
Repayments of convertible loan notes	€ 33,000								€ 8,750	27,188	€ 0
Derivative financial liabilities					€ 566	€ 9,932			4,786	€ 2,579	566
Exercises of share warrants				€ 1,850					€ 45		€ 3
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants				€ 1,850
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%		1.00%		1.00%	1.00%			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%
Volatility | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 48		€ 6	€ 16
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares	€ 1		€ 1		€ 1	€ 1			€ 1	€ 1	€ 1	€ 1	€ 1	€ 1		€ 1
Share price | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 197		€ 78	€ 176
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%		1.00%		1.00%	1.00%			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%
Risk-free rate | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 64		€ 12	€ 69
Kreos A BSA
Disclosure of detailed information about borrowings [line items]
Number of outstanding warrants (in shares) | shares				110,957	110,957		110,957				110,957
Exercise price, other equity instruments granted (in euro per share) | € / shares							€ 7.21
Kreos B BSA
Disclosure of detailed information about borrowings [line items]
Number of outstanding warrants (in shares) | shares				74,766	74,766		74,766				74,766
Exercise price, other equity instruments granted (in euro per share) | € / shares							€ 10.70
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Number of outstanding warrants (in shares) | shares									214,198	214,198					214,198
Other share warrants, subscripion price per share (in euro per share) | € / shares							€ 1
Number of shares subscribed per warrant (in shares) | shares							1
Borrowings, maturity term							10 years
Kreos 1
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity							€ 20,000
Borrowings, number of tranches | tranche							2
Borrowings, maximum borrowing capacity per tranche							€ 10,000
Borrowings, exit fee percentage							9.00%
Borrowings, notice period									30 days
Borrowings, annual discount rate							4.00%
Kreos 1 | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							8.00%
Kreos 1 | Bottom of range | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis							8.00%
Kreos 1 | Top of range | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis							9.00%
Kreos 1, non-convertible bond loans
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity							€ 16,000
Kreos 1, convertible bond loans
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity							€ 4,000
Borrowings, exit fee percentage							9.00%
Borrowings, exit fee amount							€ 900
Derivative financial liabilities							€ 0
Kreos 1, convertible bond loans, tranche A
Disclosure of detailed information about borrowings [line items]
Net proceeds from the issuance of convertible bond loans								€ 2,000
Exercises of share warrants (in shares) | shares				67,887
Borrowings maturity, deferral period							12 months
Number of other share warrants repurchased (in shares) | shares				43,070
Number of other share warrants converted (in shares) | shares				67,887
Kreos 1, convertible bond loans, tranche B
Disclosure of detailed information about borrowings [line items]
Net proceeds from the issuance of convertible bond loans								€ 2,000
Exercises of share warrants (in shares) | shares				31,696
Borrowings maturity, deferral period							6 months
Repayments of convertible loan notes	€ 8,000	€ 7,661
Number of other share warrants repurchased (in shares) | shares				43,070
Number of other share warrants converted (in shares) | shares				31,696
Kreos 1 & 2 bond loans
Disclosure of detailed information about borrowings [line items]
Loss of extinguishment									€ 170